Performance Management	Sep. 26, 2025
LARGE CAP FUND | SIIT LARGE CAP FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.
Bar Chart [Table]
Best Quarter: 19.29% (6/30/20) Worst Quarter: -23.12% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 6.81%.

Bar Chart Closing [Text Block]	Best Quarter: 19.29% (6/30/20) Worst Quarter: -23.12% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 6.81%.
Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	6.81%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	19.29%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(23.12%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Large Cap Fund	1 Year	5 Years	10 Years	Since Inception (6/14/1996)
Return Before Taxes	21.28%	11.97%	10.73%	9.04%
Return After Taxes on Distributions	17.48%	8.67%	6.99%	7.14%
Return After Taxes on Distributions and Sale of Fund Shares	14.31%	8.72%	7.44%	7.12%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%	9.92%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	24.51%	14.28%	12.87%	10.11%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
LARGE CAP DISCIPLINED EQUITY FUND | SIIT LARGE CAP DISCIPLINED EQUITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 19.78% (6/30/20) Worst Quarter: -22.77% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 6.00%.

Bar Chart Closing [Text Block]	Best Quarter: 19.78% (6/30/20) Worst Quarter: -22.77% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 6.00%.
Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	6.00%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	19.78%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(22.77%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Large Cap Disciplined Equity Fund	1 Year	5 Years	10 Years	Since Inception (8/28/2003)
Return Before Taxes	24.15%	13.77%	11.94%	9.78%
Return After Taxes on Distributions	18.01%	9.58%	7.81%	7.23%
Return After Taxes on Distributions and Sale of Fund Shares	17.21%	9.66%	8.15%	7.27%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%	10.76%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
LARGE CAP INDEX FUND | SIIT LARGE CAP INDEX FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.
Bar Chart [Table]
Best Quarter: 21.71% (6/30/20) Worst Quarter: -20.19% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 6.03%.

Bar Chart Closing [Text Block]	Best Quarter: 21.71% (6/30/20) Worst Quarter: -20.19% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 6.03%.
Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	6.03%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	21.71%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.19%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Large Cap Index Fund	1 Year	5 Years	10 Years	Since Inception (4/1/2002)
Return Before Taxes	24.42%	14.22%	12.83%	9.58%
Return After Taxes on Distributions	20.41%	11.34%	10.12%	8.05%
Return After Taxes on Distributions and Sale of Fund Shares	17.07%	10.85%	9.81%	7.76%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%	9.54%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	24.51%	14.28%	12.87%	9.65%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
S&P 500 INDEX FUND | SIIT S&P 500 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 20.57% (6/30/20) Worst Quarter: -19.61% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 6.20%.

Bar Chart Closing [Text Block]	Best Quarter: 20.57% (6/30/20) Worst Quarter: -19.61% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 6.20%.
Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	6.20%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	20.57%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.61%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
S&P 500 Index Fund	1 Year	5 Years	10 Years	Since Inception (12/18/2013)
Return Before Taxes	24.91%	14.46%	13.04%	13.26%
Return After Taxes on Distributions	18.60%	11.67%	11.25%	11.58%
Return After Taxes on Distributions and Sale of Fund Shares	19.08%	11.16%	10.49%	10.78%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%	13.32%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
EXTENDED MARKET INDEX FUND | SIIT Extended Market Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.
Bar Chart [Table]
Best Quarter: 30.60% (6/30/20) Worst Quarter: -27.81% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 2.79%.

Bar Chart Closing [Text Block]	Best Quarter: 30.60% (6/30/20) Worst Quarter: -27.81% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 2.79%.
Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	2.79%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	30.60%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(27.81%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Extended Market Index Fund	1 Year	5 Years	10 Years	Since Inception (02/28/2013)
Return Before Taxes	17.04%	10.32%	9.75%	11.14%
Return After Taxes on Distributions	13.71%	8.20%	7.97%	9.43%
Return After Taxes on Distributions and Sale of Fund Shares	12.18%	7.85%	7.48%	8.78%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%	14.23%
Russell Small Cap Completeness Index Return (reflects no deduction for fees, expenses or taxes)	17.14%	10.27%	9.70%	11.10%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
SMALL CAP FUND | SIIT SMALL CAP FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.
Bar Chart [Table]
Best Quarter: 26.09% (12/31/20) Worst Quarter: -31.08% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was -0.83%.

Bar Chart Closing [Text Block]
Best Quarter: 26.09% (12/31/20) Worst Quarter: -31.08% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was -0.83%.

Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	(0.83%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	26.09%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(31.08%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Small Cap Fund	1 Year	5 Years	10 Years	Since Inception (6/14/1996)
Return Before Taxes	16.70%	8.91%	7.72%	8.24%
Return After Taxes on Distributions	15.47%	6.17%	4.90%	6.37%
Return After Taxes on Distributions and Sale of Fund Shares	10.43%	6.26%	5.28%	6.31%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%	9.92%
Russell 2000 Index Return (reflects no deduction for fees, expenses or taxes)	11.54%	7.40%	7.82%	8.08%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
SMALL CAP II FUND | SIIT Small Cap II Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.
Bar Chart [Table]
Best Quarter: 30.14% (12/31/20) Worst Quarter: -31.16% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was -1.32%.

Bar Chart Closing [Text Block]
Best Quarter: 30.14% (12/31/20) Worst Quarter: -31.16% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was -1.32%.

Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	(1.32%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	30.14%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(31.16%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Small Cap II Fund	1 Year	5 Years	10 Years	Since Inception (4/10/2012)
Return Before Taxes	13.45%	9.84%	8.59%	10.44%
Return After Taxes on Distributions	10.62%	7.22%	5.91%	7.72%
Return After Taxes on Distributions and Sale of Fund Shares	9.38%	7.11%	6.03%	7.63%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%	14.33%
Russell 2000 Index Return (reflects no deduction for fees, expenses or taxes)	11.54%	7.40%	7.82%	10.05%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
SMALL/MID CAP EQUITY FUND | SIIT SMALL MID CAP EQUITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.
Bar Chart [Table]
Best Quarter: 24.37% (6/30/20) Worst Quarter: -30.34% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was -0.86%.

Bar Chart Closing [Text Block]	Best Quarter: 24.37% (6/30/20) Worst Quarter: -30.34% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was -0.86%.
Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	(0.86%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	24.37%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(30.34%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Small/Mid Cap Equity Fund	1 Year	5 Years	10 Years	Since Inception (12/15/2003)
Return Before Taxes	11.98%	8.06%	7.65%	8.48%
Return After Taxes on Distributions	9.78%	5.40%	4.69%	6.26%
Return After Taxes on Distributions and Sale of Fund Shares	8.30%	5.77%	5.23%	6.37%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%	10.56%
Russell 2500 Index Return (reflects no deduction for fees, expenses or taxes)	12.00%	8.77%	8.85%	9.38%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
U.S. EQUITY FACTOR ALLOCATION FUND | SIIT U.S. Equity Factor Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing the Fund's performance for the past six calendar years and by showing how the Fund's average annual returns for 1 year and 5 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing the Fund's performance for the past six calendar years and by showing how the Fund's average annual returns for 1 year and 5 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.
Bar Chart [Table]
Best Quarter: 20.01% (6/30/20) Worst Quarter: -21.75% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 6.48%.

Bar Chart Closing [Text Block]	Best Quarter: 20.01% (6/30/20) Worst Quarter: -21.75% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 6.48%.
Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	6.48%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	20.01%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(21.75%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
U.S. Equity Factor Allocation Fund	1 Year	5 Years	Since Inception (04/26/2018)
Return Before Taxes	25.20%	14.22%	13.60%
Return After Taxes on Distributions	22.72%	11.52%	11.45%
Return After Taxes on Distributions and Sale of Fund Shares	16.20%	10.60%	10.41%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	14.47%
Russell 3000 Return (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	13.74%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
U.S. MANAGED VOLATILITY FUND | SIIT U.S. Managed Volatility Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on a full calendar year. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) (a broad-based securities market index), and three additional indexes with characteristics relevant to the Fund's investment strategy. The Fund's additional indexes are the MSCI USA Minimum Volatility Index (Net), the Russell 3000 Index, and the Fund's blended benchmark that is composed of the MSCI USA Minimum Volatility Index (Net) and the Russell 3000 Value Index weighted 75%/25%.
Bar Chart [Table]
Best Quarter: 13.58% (12/31/22) Worst Quarter: -23.19% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 6.63%.

Bar Chart Closing [Text Block]	Best Quarter: 13.58% (12/31/22) Worst Quarter: -23.19% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 6.63%.
Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	6.63%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	13.58%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(23.19%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) (a broad-based securities market index), and three additional indexes with characteristics relevant to the Fund's investment strategy. The Fund's additional indexes are the MSCI USA Minimum Volatility Index (Net), the Russell 3000 Index, and the Fund's blended benchmark that is composed of the MSCI USA Minimum Volatility Index (Net) and the Russell 3000 Value Index weighted 75%/25%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
U.S. Managed Volatility Fund	1 Year	5 Years	10 Years	Since Inception (12/31/2008)
Return Before Taxes	15.96%	7.39%	8.69%	11.66%
Return After Taxes on Distributions	12.43%	4.35%	5.85%	8.85%
Return After Taxes on Distributions and Sale of Fund Shares	11.23%	5.28%	6.32%	8.94%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%	14.62%
MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)	15.38%	7.56%	9.68%	11.82%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%	14.42%
The Fund's 75/25 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	15.52%	8.34%	9.93%	12.30%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
GLOBAL MANAGED VOLATILITY FUND | SIIT Global Managed Volatility Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past eight calendar years and by showing how the Fund's average annual returns for 1 and 5 years and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on a full calendar year. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past eight calendar years and by showing how the Fund's average annual returns for 1 and 5 years and since the Fund's inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of the MSCI All Country World Ex-US Net Index (a broad-based securities market index), and two additional indexes with characteristics relevant to the Fund's investment strategy.
Bar Chart [Table]
Best Quarter: 11.98% (12/31/22) Worst Quarter: -20.50% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 10.85%.

Bar Chart Closing [Text Block]
Best Quarter: 11.98% (12/31/22) Worst Quarter: -20.50% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 10.85%.

Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	10.85%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	11.98%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of the MSCI All Country World Ex-US Net Index (a broad-based securities market index), and two additional indexes with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Global Managed Volatility Fund	1 Year	5 Years	Since Inception (1/29/2016)
Return Before Taxes	15.37%	7.01%	8.91%
Return After Taxes on Distributions	11.71%	4.45%	6.73%
Return After Taxes on Distributions and Sale of Fund Shares	10.82%	4.93%	6.60%
MSCI All Country World Ex-US Net Index Return (reflects no deduction for fees or expenses)	5.53%	4.10%	6.93%
MSCI World Index Return (reflects no deduction for fees or expenses)	18.67%	11.17%	12.09%
MSCI World Minimum Volatility Index (USD) Return (reflects no deduction for fees or expenses)	10.87%	4.72%	7.76%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Availability Phone [Text]	1-800-DIAL-SEI
WORLD EQUITY EX-US FUND | SIIT WORLD EQUITY EX-US FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 19.84% (6/30/20) Worst Quarter: -23.54% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 17.30%.

Bar Chart Closing [Text Block]	Best Quarter: 19.84% (6/30/20) Worst Quarter: -23.54% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 17.30%.
Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	17.30%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	19.84%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(23.54%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
World Equity Ex-US Fund	1 Year	5 Years	10 Years	Since Inception (3/28/2005)
Return Before Taxes	7.23%	5.16%	5.40%	5.06%
Return After Taxes on Distributions	6.24%	3.48%	4.19%	4.11%
Return After Taxes on Distributions and Sale of Fund Shares	5.03%	3.92%	4.17%	4.00%
MSCI All Country World Ex-US Net Index Return (reflects no deduction for fees or expenses)	5.53%	4.10%	4.80%	5.03%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Availability Phone [Text]	1-800-DIAL-SEI
SCREENED WORLD EQUITY EX-US FUND | SIIT Screened World Equity Ex-US Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on a full calendar year. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 19.32% (6/30/20) Worst Quarter: -22.98% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 17.70%.

Bar Chart Closing [Text Block]
Best Quarter: 19.32% (6/30/20) Worst Quarter: -22.98% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 17.70%.

Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	17.70%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	19.32%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(22.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Screened World Equity Ex-US Fund	1 Year	5 Years	10 Years	Since Inception (6/30/2008)
Return Before Taxes	6.89%	6.07%	6.90%	4.16%
Return After Taxes on Distributions	5.94%	4.42%	5.81%	3.45%
Return After Taxes on Distributions and Sale of Fund Shares	4.92%	4.63%	5.49%	3.34%
MSCI All Country World Ex-US Net Index Return (reflects no deduction for fees or expenses)	5.53%	4.10%	4.80%	3.28%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Availability Phone [Text]	1-800-DIAL-SEI
EMERGING MARKETS EQUITY FUND | SIIT EMERGING MARKETS EQUITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risk of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years and since the Fund's inception, compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risk of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years and since the Fund's inception, compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.
Bar Chart [Table]
Best Quarter: 21.74% (6/30/20) Worst Quarter: -25.81% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 18.28%.

Bar Chart Closing [Text Block]
Best Quarter: 21.74% (6/30/20) Worst Quarter: -25.81% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 18.28%.

Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	18.28%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	21.74%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(25.81%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Emerging Markets Equity Fund	1 Year	5 Years	10 Years	Since Inception (10/31/2014)
Return Before Taxes	9.25%	5.43%	5.19%	4.54%
Return After Taxes on Distributions	7.93%	3.98%	3.95%	3.32%
Return After Taxes on Distributions and Sale of Fund Shares	6.88%	4.29%	4.00%	3.47%
MSCI All Country World Ex-US Net Index Return (reflects no deduction for fees or expenses)	5.53%	4.10%	4.80%	4.41%
MSCI Emerging & Frontier Markets Index Return (reflects no deduction for fees, expenses or taxes)	7.53%	1.68%	3.60%	2.94%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
OPPORTUNISTIC INCOME FUND | SIIT Opportunistic Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.
Bar Chart [Table]
Best Quarter: 6.68% (6/30/20) Worst Quarter: -7.71% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 3.12%.

Bar Chart Closing [Text Block]	Best Quarter: 6.68% (6/30/20) Worst Quarter: -7.71% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 3.12%.
Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	3.12%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	6.68%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(7.71%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Opportunistic Income Fund	1 Year	5 Years	10 Years	Since Inception (12/14/2006)
Return Before Taxes	8.34%	4.39%	3.85%	2.14%
Return After Taxes on Distributions	5.41%	2.40%	2.15%	0.80%
Return After Taxes on Distributions and Sale of Fund Shares	4.89%	2.49%	2.20%	1.03%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deductions for fees, expenses or taxes)	1.25%	-0.33%	1.35%	2.95%
ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index Return (reflects no deductions for fees, expenses or taxes)	5.47%	2.59%	1.96%	1.76%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
CORE FIXED INCOME FUND | SIIT CORE FIXED INCOME
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 7.31% (12/31/23) Worst Quarter: -6.14% (3/31/22) The Fund's total return from January 1, 2025 to June 30, 2025 was 4.24%.

Bar Chart Closing [Text Block]	Best Quarter: 7.31% (12/31/23) Worst Quarter: -6.14% (3/31/22) The Fund's total return from January 1, 2025 to June 30, 2025 was 4.24%.
Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	4.24%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.31%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.14%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Core Fixed Income Fund	1 Year	5 Years	10 Years	Since Inception (6/14/1996)
Return Before Taxes	1.53%	0.06%	1.80%	4.74%
Return After Taxes on Distributions	-0.21%	-1.45%	0.25%	2.74%
Return After Taxes on Distributions and Sale of Fund Shares	0.90%	-0.55%	0.73%	2.87%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.35%	4.27%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
HIGH YIELD BOND FUND | SIIT HIGH YIELD BOND FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.
Bar Chart [Table]
Best Quarter: 9.47% (6/30/20) Worst Quarter: -15.48% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 4.11%.

Bar Chart Closing [Text Block]	Best Quarter: 9.47% (6/30/20) Worst Quarter: -15.48% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 4.11%.
Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	4.11%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	9.47%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(15.48%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
High Yield Bond Fund	1 Year	5 Years	10 Years	Since Inception (12/5/2005)
Return Before Taxes	9.85%	5.24%	5.76%	6.99%
Return After Taxes on Distributions	5.73%	1.41%	2.24%	3.52%
Return After Taxes on Distributions and Sale of Fund Shares	5.72%	2.29%	2.79%	3.85%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.35%	3.10%
ICE BofA U.S. High Yield Constrained Index Return (reflects no deduction for fees, expenses or taxes)	8.20%	4.03%	5.08%	6.55%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
LONG DURATION FUND | SIIT LONG DURATION FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years and since the Fund's inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) as well as a blended benchmark that is composed of the Bloomberg U.S. Long Credit Index and the Bloomberg U.S. Long Government Index weighted 70%/30%. In prior years, the Fund also compared its performance to the Bloomberg U.S. Long Government/Credit Index.
Bar Chart [Table]
Best Quarter: 12.96% (12/31/23) Worst Quarter: -12.61% (6/30/22) The Fund's total return from January 1, 2025 to June 30, 2025 was 3.78%.

Bar Chart Closing [Text Block]
Best Quarter: 12.96% (12/31/23) Worst Quarter: -12.61% (6/30/22) The Fund's total return from January 1, 2025 to June 30, 2025 was 3.78%.

Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	3.78%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	12.96%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(12.61%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) as well as a blended benchmark that is composed of the Bloomberg U.S. Long Credit Index and the Bloomberg U.S. Long Government Index weighted 70%/30%. In prior years, the Fund also compared its performance to the Bloomberg U.S. Long Government/Credit Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Long Duration Fund	1 Year	5 Years	10 Years	Since Inception (4/21/2004)
Return Before Taxes	-2.93%	-2.26%	1.78%	4.06%
Return After Taxes on Distributions	-4.82%	-4.45%	-0.66%	1.59%
Return After Taxes on Distributions and Sale of Fund Shares	-1.72%	-2.34%	0.51%	2.23%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.35%	3.10%
The Fund's 70/30 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	-3.33%	-2.81%	1.36%	4.56%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
LONG DURATION CREDIT FUND | SIIT Long Duration Credit Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.
Bar Chart [Table]
Best Quarter: 12.88% (12/31/23) Worst Quarter: -11.97% (6/30/22) The Fund's total return from January 1, 2025 to June 30, 2025 was 3.88%.

Bar Chart Closing [Text Block]
Best Quarter: 12.88% (12/31/23) Worst Quarter: -11.97% (6/30/22) The Fund's total return from January 1, 2025 to June 30, 2025 was 3.88%.

Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	3.88%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	12.88%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(11.97%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Long Duration Credit Fund	1 Year	5 Years	10 Years	Since Inception (6/29/2012)
Return Before Taxes	-2.43%	-2.08%	1.92%	2.88%
Return After Taxes on Distributions	-4.33%	-4.06%	-0.07%	0.87%
Return After Taxes on Distributions and Sale of Fund Shares	-1.42%	-2.17%	0.73%	1.44%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deductions for fees, expenses or taxes)	1.25%	-0.33%	1.35%	1.52%
Bloomberg Long A+ U.S. Credit Index Return (reflects no deductions for fees, expenses or taxes)	-3.00%	-2.49%	1.64%	2.41%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
ULTRA SHORT DURATION BOND FUND | SIIT Ultra Short Duration Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.
Bar Chart [Table]
Best Quarter: 2.63% (6/30/20) Worst Quarter: -1.30% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 2.54%.

Bar Chart Closing [Text Block]
Best Quarter: 2.63% (6/30/20) Worst Quarter: -1.30% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 2.54%.

Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	2.54%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	2.63%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(1.30%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Ultra Short Duration Bond Fund	1 Year	5 Years	10 Years	Since Inception (2/28/2011)
Return Before Taxes	5.72%	2.62%	2.29%	1.98%
Return After Taxes on Distributions	3.65%	1.53%	1.32%	1.15%
Return After Taxes on Distributions and Sale of Fund Shares	3.36%	1.54%	1.33%	1.16%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.35%	2.07%
Bloomberg Short U.S. Treasury 9-12 Month Index Return (reflects no deduction for fees, expenses or taxes)	5.05%	2.24%	1.76%	1.35%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
EMERGING MARKETS DEBT FUND | SIIT EMERGING MARKETS DEBT FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of the Bloomberg Global Aggregate Index (a broad-based securities market index) as well as a blended benchmark that is composed of the J.P. Morgan EMBI Global Diversified Index and the J.P. Morgan GBI-EM Global Diversified Index weighted 50%/50%. In prior years, the Fund also compared its performance to the J.P. Morgan EMBI Global Diversified Index.
Bar Chart [Table]
Best Quarter: 12.82% (6/30/20) Worst Quarter: -16.50% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 10.10%.

Bar Chart Closing [Text Block]	Best Quarter: 12.82% (6/30/20) Worst Quarter: -16.50% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 10.10%.
Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	10.10%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	12.82%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(16.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of the Bloomberg Global Aggregate Index (a broad-based securities market index) as well as a blended benchmark that is composed of the J.P. Morgan EMBI Global Diversified Index and the J.P. Morgan GBI-EM Global Diversified Index weighted 50%/50%. In prior years, the Fund also compared its performance to the J.P. Morgan EMBI Global Diversified Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Emerging Markets Debt Fund	1 Year	5 Years	10 Years	Since Inception (12/5/2005)
Return Before Taxes	3.15%	0.13%	2.26%	4.53%
Return After Taxes on Distributions	0.25%	-1.60%	0.71%	2.46%
Return After Taxes on Distributions and Sale of Fund Shares	1.86%	-0.63%	1.06%	2.72%
Bloomberg Global Aggregate Index (USD) Return (reflects no deduction for fees, expenses or taxes)	-1.69%	-1.96%	0.15%	2.26%
The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	2.01%	-0.84%	1.83%	4.37%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
REAL RETURN FUND | SIIT Real Return Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.
Bar Chart [Table]
Best Quarter: 2.95% (6/30/20) Worst Quarter: -3.11% (9/30/22) The Fund's total return from January 1, 2025 to June 30, 2025 was 4.54%.

Bar Chart Closing [Text Block]
Best Quarter: 2.95% (6/30/20) Worst Quarter: -3.11% (9/30/22) The Fund's total return from January 1, 2025 to June 30, 2025 was 4.54%.

Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	4.54%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	2.95%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(3.11%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Real Return Fund	1 Year	5 Years	10 Years	Since Inception (12/14/2006)
Return Before Taxes	4.53%	3.11%	2.43%	2.85%
Return After Taxes on Distributions	3.04%	1.42%	1.27%	1.59%
Return After Taxes on Distributions and Sale of Fund Shares	2.67%	1.66%	1.36%	1.71%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.35%	2.95%
Bloomberg 1-5 Year U.S. TIPS Index Return (reflects no deduction for fees, expenses or taxes)	4.38%	3.15%	2.49%	2.81%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
LIMITED DURATION BOND FUND | SIIT Limited Duration Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years and since the Fund's inception, compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years and since the Fund's inception, compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.
Bar Chart [Table]
Best Quarter: 3.05% (9/30/24) Worst Quarter: -2.24% (3/31/22) The Fund's total return from January 1, 2025 to June 30, 2025 was 3.18%.

Bar Chart Closing [Text Block]	Best Quarter: 3.05% (9/30/24) Worst Quarter: -2.24% (3/31/22) The Fund's total return from January 1, 2025 to June 30, 2025 was 3.18%.
Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	3.18%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	3.05%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(2.24%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Limited Duration Bond Fund	1 Year	5 Years	10 Years	Since Inception (7/31/2014)
Return Before Taxes	4.84%	2.07%	1.98%	1.91%
Return After Taxes on Distributions	2.93%	0.90%	1.00%	0.95%
Return After Taxes on Distributions and Sale of Fund Shares	2.84%	1.08%	1.09%	1.05%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.35%	1.51%
ICE BofA 1-3 Year US Treasury Index Return (reflects no deduction for fees, expenses or taxes)	4.08%	1.40%	1.40%	1.37%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
INTERMEDIATE DURATION CREDIT FUND | SIIT Intermediate Duration Credit Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past nine calendar years, and by showing how the Fund's average annual returns for 1 and 5 years and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past nine calendar years, and by showing how the Fund's average annual returns for 1 and 5 years and since the Fund's inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.
Bar Chart [Table]
Best Quarter: 7.50% (12/31/23) Worst Quarter: -7.03% (3/31/22) The Fund's total return from January 1, 2025 to June 30, 2025 was 4.10%.

Bar Chart Closing [Text Block]	Best Quarter: 7.50% (12/31/23) Worst Quarter: -7.03% (3/31/22) The Fund's total return from January 1, 2025 to June 30, 2025 was 4.10%.
Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	4.10%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.50%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(7.03%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Intermediate Duration Credit Fund	1 Year	5 Years	Since Inception (3/31/2015)
Return Before Taxes	2.29%	0.41%	2.12%
Return After Taxes on Distributions	0.42%	-1.21%	0.68%
Return After Taxes on Distributions and Sale of Fund Shares	1.34%	-0.33%	1.02%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deductions for fees, expenses or taxes)	1.25%	-0.33%	1.21%
Bloomberg A+ U.S. Credit Index Return (reflects no deductions for fees, expenses or taxes)	1.52%	-0.01%	1.76%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
DYNAMIC ASSET ALLOCATION FUND | SIIT Dynamic Asset Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years and since the Fund's inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years and since the Fund's inception compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 21.14% (6/30/20) Worst Quarter: -19.08% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 7.84%.

Bar Chart Closing [Text Block]
Best Quarter: 21.14% (6/30/20) Worst Quarter: -19.08% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 7.84%.

Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	7.84%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	21.14%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.08%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Dynamic Asset Allocation Fund	1 Year	5 Years	10 Years	Since Inception (7/30/2010)
Return Before Taxes	25.36%	15.31%	12.95%	13.91%
Return After Taxes on Distributions	17.47%	10.61%	9.81%	11.26%
Return After Taxes on Distributions and Sale of Fund Shares	20.00%	11.19%	9.79%	10.99%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%	14.47%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
MULTI-ASSET REAL RETURN FUND | SIIT Multi-Asset Real Return Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years and since the Fund's inception, compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) as well as a blended benchmark that is composed of the Bloomberg 1-5 Year U.S. TIPS Index, the Bloomberg Commodity Total Return Index and the S&P 500 Index weighted 70%/20%/10%. In prior years, the Fund also compared its performance to the Bloomberg 1-5 Year U.S. TIPS Index.
Bar Chart [Table]
Best Quarter: 8.43% (3/31/22) Worst Quarter: -9.92% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 4.55%.

Bar Chart Closing [Text Block]	Best Quarter: 8.43% (3/31/22) Worst Quarter: -9.92% (3/31/20) The Fund's total return from January 1, 2025 to June 30, 2025 was 4.55%.
Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	4.55%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	8.43%
Highest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(9.92%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) as well as a blended benchmark that is composed of the Bloomberg 1-5 Year U.S. TIPS Index, the Bloomberg Commodity Total Return Index and the S&P 500 Index weighted 70%/20%/10%. In prior years, the Fund also compared its performance to the Bloomberg 1-5 Year U.S. TIPS Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Multi-Asset Real Return Fund	1 Year	5 Years	10 Years	Since Inception (7/28/2011)
Return Before Taxes	4.72%	4.65%	2.50%	0.86%
Return After Taxes on Distributions	2.71%	1.96%	0.79%	-0.47%
Return After Taxes on Distributions and Sale of Fund Shares	2.88%	2.47%	1.21%	0.10%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deductions for fees, expenses or taxes)	1.25%	-0.33%	1.35%	1.89%
The Fund's Blended Benchmark Return (reflects no deductions for fees, expenses or taxes)	6.60%	5.25%	3.49%	2.07%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI